Summary of Significant Accounting Policies (Details 2)	Mar. 31, 2020 USD ($)
Accounting Policies [Abstract]
2020 (remainder)	$ 1,251,254
2021	2,119,392
2022	1,814,416
2023	1,728,525
2024	1,535,478
2025 and after	4,326,285
Total	$ 12,775,350